Significant Accounting Policies	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Significant Accounting Policies

Note 1. Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

These unaudited consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) applicable to interim financial statements. While these consolidated financial statements and the accompanying notes thereof reflect all normal recurring adjustments that are, in the opinion of management, necessary for fair presentation of the results of the interim period, they do not include all of the information and footnotes required by U.S. GAAP for complete consolidated financial statements. These consolidated financial statements and their accompanying notes should be read in conjunction with the consolidated financial statement disclosures in our 2022 annual consolidated financial statements. The disclosures in Note 3 supplement updates to the accounting policies previously disclosed in Note 1 of our Annual Report on Form 10-K for the year ended December 31, 2022. The updates reflect the adoption of the Financial Accounting Standards Board (FASB) Accounting Standards Updates (ASU) 2016-13, “Financial Instruments - Credit Losses (Topic 326) - Measurement of Credit Losses on Financial Instruments”, referred to as ASC 326 or, more commonly, referred to as Current Expected Credit Losses (CECL).

Operating results reported for the three months ended March 31, 2023 might not be indicative of the results for any subsequent period or the entire year ending December 31, 2023.

Sezzle Inc. (the “Company”, “Sezzle”, “we”, “us”, or “our”) uses the same accounting policies in preparing quarterly and annual consolidated financial statements. We consolidate the accounts of subsidiaries for which we have a controlling financial interest. The accompanying consolidated financial statements include all the accounts and activity of Sezzle Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions are eliminated in consolidation.

Fair Value

Fair values are based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. an exit price). The accounting guidance includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●	Level 1 — Unadjusted quoted prices for identical assets or liabilities in active markets;

●	Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and

●	Level 3 — Unobservable inputs for the asset or liability, which include management’s own assumption about the assumptions market participants would use in pricing the asset or liability, including assumptions about risk.

We measure the value of our money market securities at each reporting date. The fair value of our money market securities, totaling $14,211 and $333,158 as of March 31, 2023 and December 31, 2022, respectively, are based on Level 1 inputs and are included within cash and cash equivalents on the consolidated balance sheets.

We also measure the value of our warrant liabilities at each reporting date. The fair value of our warrant liabilities are determined using the Black-Scholes valuation model, which includes our common stock price on the Australian Securities Exchange (ASX), a Level 1 input. The fair value of the warrant liabilities totaled $931,497 and $511,295 as of March 31, 2023 and December 31, 2022, respectively.

Segments

We conduct our operations through a single operating segment and, therefore, one reportable segment. There are no significant concentrations by state or geographical location.

Reclassifications

Certain prior period amounts have been reclassified to conform with the current period presentation format.

Reverse Stock Split

Our Board of Directors approved a reverse stock split of our issued shares of common stock at a ratio of 1-for-38 (the “Reverse Stock Split”). The Reverse Stock Split became effective on May 11, 2023. All share and per share amounts for all periods presented in these Consolidated Financial Statements and their accompanying notes have been adjusted, on a retrospective basis, to reflect the Reverse Stock Split, unless otherwise stated. The number of authorized shares and the par value remained unaffected.

Recent Accounting Pronouncements

Recently Adopted Accounting Guidance

Standard	Description	Date of Adoption	Effect on Consolidated Financial Statements

ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments	This ASU replaces the incurred loss impairment methodology with an expected credit loss methodology and requires consideration of a broader range of reasonable and supportable information to determine credit loss estimates. The standard also requires expanded disclosures related to credit losses and credit quality indicators.	January 1, 2023

The adoption of this ASU resulted in a decrease in our allowance for credit losses and an increase in retained earnings of approximately $0.9 million. The decrease in our allowance for credit losses was related to the inclusion of future recoveries in our estimate. There was no impact to our net deferred tax asset given the full valuation allowance recorded.

We have updated the presentation of our consolidated balance sheets and consolidated statements of operations and comprehensive income (loss) to conform with the requirements of this ASU. Additionally, we have updated our disclosures in Note 3 of the accompanying notes to the consolidated financial statements to meet the disclosure requirements of this ASU, including information on credit quality indicators and gross charge-offs.

ASU No. 2022-02, Financial Instruments – Credit Losses: Troubled Debt Restructurings and Vintage Disclosures	This ASU requires an entity to disclose current-period gross writeoffs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost.	January 1, 2023	The impact of adopting this amendment is included within the impact of adoption of ASU No. 2016-13.